Stock Options, Stock Purchase Plan and Warrants - Warrants Issued to Members of Board of Directors (Detail) (Warrant [Member], USD $)	12 Months Ended
Dec. 31, 2012
Cash Exercise [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Warrant Shares	175,000
Exercise Price / Share	$ 1.50
Cash Received	$ 262,500
Common Stock Shares Issued	175,000
Cashless Net Exercise [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Warrant Shares	725,000
Exercise Price / Share	$ 1.50
Cash Received
Common Stock Shares Issued	75,066
Expired Unexercised [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Warrant Shares	98,417
Exercise Price / Share	$ 1.50
Cash Received
Common Stock Shares Issued